Cover Page	Feb. 26, 2020
Cover page.
Document Type	8-K
Document Period End Date	Feb. 26, 2020
Entity Registrant Name	EQUINIX, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-31293
Entity Tax Identification Number	77-0487526
Entity Address, Address Line One	One Lagoon Drive
Entity Address, City or Town	Redwood City,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	598-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	EQIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001101239
Amendment Flag	false